Retrospective Adjustments - Schedule of Movement of the Number of Stock Options (Details) - DevvStream Corp [Member] - Stock options [Member]	Jul. 31, 2024 shares
Prior to Retrospective Impact [Member]
Schedule of Movement of the Number of Stock Options [Line Items]
Number of stock options, Balance	4,105,000
Number of stock options, Exercisable	2,190,250
After Retrospective Impact [Member]
Schedule of Movement of the Number of Stock Options [Line Items]
Number of stock options, Balance	62,772
Number of stock options, Exercisable	33,496